Senior Notes Payable - Schedule of Senior Notes and New Notes Issued (Details) - USD ($) $ in Thousands	Jul. 11, 2025	Jun. 30, 2025	May 21, 2025	Apr. 07, 2025	Mar. 26, 2025
Schedule of Senior Notes and New Notes Issued [Line Items]
Notes payable	$ 354,973	$ 42,838	$ 28,009	$ 139,072	$ 22,000
Warrants issued with the exchange (Note 19) (in Shares)	913,692	98,444	52,000	372,268	39,968
5.50% Senior Notes due 2026 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Notes payable	$ 115,844			$ 29,535
6.50% Senior Notes due 2026 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Notes payable	2,061	2,061
5.00% Senior Notes due 2026 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Notes payable	146,448	19,682	8,021	75,000	7,000
6.00% Senior Notes due 2028 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Notes payable	51,135	4,706	1,892	34,537	10,000
5.25% Senior Notes due 2028 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Notes payable	39,485	16,389	18,096		5,000
8.00% New Notes principal due in 2028 [Member]
Schedule of Senior Notes and New Notes Issued [Line Items]
Notes payable	$ 228,423	$ 24,611	$ 13,000	$ 93,067	$ 9,992